August 30, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
       ML of New York Portfolio Plus - Registration No. 33-40858 and 33-40911

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the semi-annual reports for the period ended June 30, 2006, for the following underlying mutual funds ("Funds") in which Registrant invests:

SEMI-ANNUAL REPORT FILINGS:

FAM VARIABLE SERIES FUNDS, INC.
Mercury American Balanced V.I. Fund, SEC File No.: 811-03290 Mercury Basic Value V.I. Fund, SEC File No.: 811-03290
Mercury Core Bond V.I. Fund, SEC File No.: 811-03290
Mercury Domestic Money Market V.I. Fund, SEC File No.: 811-03290 Mercury Global Allocation V.I. Fund, SEC File No.: 811-03290 Mercury Global Growth V.I. Fund, SEC File No.: 811-03290
Mercury High Current Income V.I. Fund, SEC File No.: 811-03290 Mercury Index 500 V.I. Fund, SEC File No.: 811-03290
Mercury International Value V.I. Fund, SEC File No.: 811-03290 Mercury Large Cap Core V.I. Fund, SEC File No.: 811-03290 Mercury Value Opportunities V.I. Fund, SEC File No.: 811-03290

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their semi-annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
-------------------------------------

                     ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                              Pennington, NJ 08534
                    Home Office: 222 Broadway, New York, NY